Summary of Significant Accounting Policies - Schedule Of Expected Credit Losses For Quality Assurance Commitment (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Ending balance	¥ 2,390,501	$ 366,360
Expected Credit Losses For Quality Assurance [Member]
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance	3,593,021
Provision for credit losses of guarantee contracts	2,057,558
Payouts during the year	(8,297,516)
Recoveries during the year	5,199,893
Termination of P2P guarantee and quality assurance obligation	(162,455)
Ending balance	¥ 2,390,501